Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Information Unaudited Details [Abstract]
Revenue	$ 19,064,443,000	$ 19,326,807,000	$ 19,708,371,000	$ 19,981,185,000	$ 20,007,061,000	$ 19,763,001,000	$ 19,395,063,000	$ 19,530,534,000	$ 78,080,806,000	$ 78,695,659,000	$ 76,496,106,000
Cost of goods sold	18,350,626,000	18,658,941,000	19,028,630,000	19,407,923,000	19,411,228,000	19,130,042,000	18,727,657,000	18,967,755,000	75,446,120,000	76,236,682,000	74,217,685,000
Gross profit	713,817,000	667,866,000	679,741,000	573,262,000	595,833,000	632,959,000	667,406,000	562,779,000	2,634,686,000	2,458,977,000	2,278,421,000
Distribution, selling and administrative	329,138,000	303,812,000	262,421,000	257,185,000	298,883,000	293,701,000	281,261,000	264,177,000	1,152,556,000	1,138,022,000	1,112,864,000
Depreciation	31,550,000	29,552,000	26,603,000	25,123,000	24,314,000	22,760,000	21,116,000	20,570,000	112,828,000	88,760,000	67,007,000
Amortization	6,944,000	5,981,000	4,630,000	3,992,000	3,273,000	3,060,000	3,102,000	3,167,000	21,547,000	12,602,000	12,494,000
Distribution, selling and administrative expenses, depreciation and amortization	367,632,000	339,345,000	293,654,000	286,300,000	326,470,000	319,521,000	305,479,000	287,914,000	1,286,931,000	1,239,384,000
Employee severance, litigation and other	27,419,000	4,135,000	9,027,000	3,559,000	23,567,000	0	0	0	44,140,000	23,567,000	(4,482,000)
Intangible asset impairments	0	0	0	0	6,506,000	0	0	0	0	6,506,000	3,200,000
Operating income	318,766,000	324,386,000	377,060,000	283,403,000	239,290,000	313,438,000	361,927,000	274,865,000	1,303,615,000	1,189,520,000	1,087,338,000
Other (income) loss	(910,000)	(4,785,000)	(131,000)	(1,000)	(2,870,000)	62,000	(142,000)	(1,667,000)	(5,827,000)	(4,617,000)	3,372,000
Interest expense, net	23,137,000	23,771,000	23,375,000	22,286,000	19,693,000	18,505,000	18,935,000	19,015,000	92,569,000	76,148,000	71,790,000
Income from continuing operations before income taxes	296,539,000	305,400,000	353,816,000	261,118,000	222,467,000	294,871,000	343,134,000	257,517,000	1,216,873,000	1,117,989,000	1,012,176,000
Income taxes	106,090,000	115,223,000	134,673,000	99,526,000	78,648,000	113,122,000	130,893,000	97,831,000	455,512,000	420,494,000	385,237,000
Income from continuing operations	190,449,000	190,177,000	219,143,000	161,592,000	143,819,000	181,749,000	212,241,000	159,686,000	761,361,000	697,495,000	626,939,000
(Loss) income from discontinued operations, net of income tax expense of $4,841, $3,523, and $5,784 for fiscal 2012, 2011, and 2010, respectively	(26,955,000)	(8,906,000)	(7,038,000)	524,000	3,505,000	2,670,000	2,140,000	814,000	(42,375,000)	9,129,000	9,809,000
Net income	163,494,000	181,271,000	212,105,000	162,116,000	147,324,000	184,419,000	214,381,000	160,500,000	718,986,000	706,624,000	636,748,000
Earnings Per Share From Continuing Operations [Abstract]
Continuing operations basic	$ 0.78	$ 0.75	$ 0.85	$ 0.63	$ 0.54	$ 0.66	$ 0.77	$ 0.58	$ 3.01	$ 2.56	$ 2.22
Discontinued operations basic	$ (0.11)	$ (0.04)	$ (0.03)	$ 0	$ 0.01	$ 0.01	$ 0.01		$ (0.17)	$ 0.03	$ 0.03
Basic rounding		$ 0.01							$ 0	$ 0	$ 0.01
Continuing operations	$ 0.77	$ 0.74	$ 0.84	$ 0.61	$ 0.53	$ 0.65	$ 0.76	$ 0.57	$ 2.96	$ 2.51	$ 2.18
Earnings Per Share From Net Income [Abstract]
Earnings per Share Basic	$ 0.67	$ 0.72	$ 0.82	$ 0.63	$ 0.55	$ 0.67	$ 0.78	$ 0.58	$ 2.84	$ 2.59	$ 2.26
Discontinued operations	$ (0.11)	$ (0.03)	$ (0.03)		$ 0.01	$ 0.01	$ 0.01		$ (0.16)	$ 0.03	$ 0.03
Diluted rounding				$ 0.01					$ 0	$ 0.00	$ 0.01
Earnings Per Share Diluted	$ 0.66	$ 0.71	$ 0.81	$ 0.62	$ 0.54	$ 0.66	$ 0.77	$ 0.57	$ 2.80	$ 2.54	$ 2.22
Antitrust Settlements Gain	$ 14,800,000				$ 900,000	$ 1,200,000			$ 14,800,000	$ 2,100,000	$ 20,700,000